Schedule of Loss Per Common Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Income Loss Per Common Share
Net income / (loss) available to common stockholders	$ 909	$ (3,598)
Weighted average number of common shares, basic and diluted	10,613,424	8,332,033
Income / (loss) per common share, basic and diluted	$ 0.09	$ (0.43)